Segment reporting - Consolidated income statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Profit (loss) [abstract]
Sales	$ 2,274,038	$ 1,741,693	[1]	$ 1,576,037	[1]
Cost of sales	(1,447,354)	(1,043,395)	[1]	(1,043,412)	[1]
Other operating income	46,037	18,199	[1]	26,215	[1]
Staff costs	(341,064)	(301,963)	[1]	(296,399)	[1]
Other operating expense	(283,930)	(239,926)	[1]	(243,946)	[1]
Depreciation and amortization charges, operating allowances and write-downs	(119,137)	(104,529)	[1]	(125,677)	[1]
Impairment losses	(58,919)	(30,957)	[1]	(268,089)	[1]
Net gain due to changes in the value of assets	(7,623)	7,504	[1]	1,891	[1]
(Loss) gain on disposal of non-current assets	14,564	(4,316)	[1]	340	[1]
Other (loss) gain	40,142	(2,613)	[1]	(40)	[1]
Operating profit (loss)	116,754	39,697	[1]	(373,080)	[1]
Finance income	5,374	3,708	[1]	1,536	[1]
Finance costs	(62,022)	(65,412)	[1]	(30,251)	[1]
Financial derivative gain (loss)	2,838	(6,850)	[1]
Exchange differences	(14,136)	8,214	[1]	(3,513)	[1]
Profit (loss) before tax	48,808	(20,643)	[1]	(405,308)	[1]
Income tax (expense) benefit	(24,235)	14,821	[1]	46,695	[1]
Profit (loss) for the year	24,573	(5,822)	[1]	(358,613)	[1]
Loss (profit) attributable to non-controlling interests	19,088	5,144	[1]	20,186	[1]
Profit (loss) attributable to the Parent	43,661	(678)	[1]	(338,427)	[1]
Eliminations
Profit (loss) [abstract]
Sales	(187,305)	(65,353)		(127,199)
Cost of sales	187,212	65,650		132,904
Other operating income	(19,002)	(15,670)		(8,190)
Staff costs		(220)		239
Other operating expense	19,095	16,158		5,727
Depreciation and amortization charges, operating allowances and write-downs		9		(2,867)
Impairment losses		(16)		(6,617)
Net gain due to changes in the value of assets		282		(5)
(Loss) gain on disposal of non-current assets		57		(127)
Other (loss) gain		13,616		35,129
Operating profit (loss)		14,513		28,994
Finance income	(39,220)	(195,138)		(17,399)
Finance costs	39,220	35,108		9,205
Exchange differences		(66)		(57)
Profit (loss) before tax		(145,583)		20,743
Income tax (expense) benefit		(294)		2,625
Profit (loss) for the year		(145,877)		23,368
Loss (profit) attributable to non-controlling interests		(24)		1,552
Profit (loss) attributable to the Parent		(145,901)		24,920
Electrometallurgy - North America
Profit (loss) [abstract]
Sales	710,716	541,143		521,192
Cost of sales	(394,044)	(303,096)		(325,254)
Other operating income	4,943	2,701		362
Staff costs	(115,555)	(90,802)		(82,032)
Other operating expense	(77,670)	(68,537)		(64,606)
Depreciation and amortization charges, operating allowances and write-downs	(69,009)	(66,789)		(73,530)
Impairment losses		(30,618)		(193,000)
(Loss) gain on disposal of non-current assets	(208)	(3,718)
Operating profit (loss)	59,173	(19,716)		(216,868)
Finance income	804	448		1
Finance costs	(4,109)	(4,567)		(3,249)
Exchange differences	(1,194)	(191)		(438)
Profit (loss) before tax	54,674	(24,026)		(220,554)
Income tax (expense) benefit	4,949	29,386		9,982
Profit (loss) for the year	59,623	5,360		(210,572)
Loss (profit) attributable to non-controlling interests	4,785	4,734		6,044
Profit (loss) attributable to the Parent	64,408	10,094		(204,528)
Electrometallurgy - Europe
Profit (loss) [abstract]
Sales	1,447,973	1,083,200		949,547
Cost of sales	(1,059,474)	(690,589)		(672,026)
Other operating income	39,817	12,681		25,908
Staff costs	(177,047)	(147,595)		(132,440)
Other operating expense	(146,143)	(107,130)		(118,269)
Depreciation and amortization charges, operating allowances and write-downs	(34,974)	(27,404)		(31,730)
Impairment losses				(1,077)
Net gain due to changes in the value of assets	(7)
(Loss) gain on disposal of non-current assets	(8,369)	301
Other (loss) gain	40,142	(13,604)		(32,655)
Operating profit (loss)	101,918	109,860		(12,742)
Finance income	11,035	6,733		11,551
Finance costs	(40,831)	(40,106)		(16,540)
Exchange differences	(10,561)	5,938		2,436
Profit (loss) before tax	61,561	82,425		(15,295)
Income tax (expense) benefit	(15,048)	(26,031)		(10,505)
Profit (loss) for the year	46,513	56,394		(25,800)
Loss (profit) attributable to non-controlling interests	(332)	(370)		(93)
Profit (loss) attributable to the Parent	46,181	56,024		(25,893)
Electrometallurgy - South Africa
Profit (loss) [abstract]
Sales	208,543	122,504		142,160
Cost of sales	(137,177)	(81,744)		(99,124)
Other operating income	3,420	2,868		3,422
Staff costs	(23,735)	(23,495)		(23,589)
Other operating expense	(26,353)	(24,462)		(28,834)
Depreciation and amortization charges, operating allowances and write-downs	(5,526)	(5,788)		(4,732)
Impairment losses				(8,147)
Net gain due to changes in the value of assets	(7,616)	7,222		1,896
(Loss) gain on disposal of non-current assets	(261)	(138)		21
Operating profit (loss)	11,295	(3,033)		(16,927)
Finance income	199	404		744
Finance costs	(5,298)	(7,361)		(6,038)
Exchange differences	2,284	(1,197)		(2,164)
Profit (loss) before tax	8,480	(11,187)		(24,385)
Income tax (expense) benefit	(3,582)	2,068		4,433
Profit (loss) for the year	4,898	(9,119)		(19,952)
Loss (profit) attributable to non-controlling interests	358	(147)		856
Profit (loss) attributable to the Parent	5,256	(9,266)		(19,096)
Other segments
Profit (loss) [abstract]
Sales	94,111	60,199		90,337
Cost of sales	(43,871)	(33,616)		(79,912)
Other operating income	16,859	15,619		4,713
Staff costs	(24,727)	(39,851)		(58,577)
Other operating expense	(52,859)	(55,955)		(37,964)
Depreciation and amortization charges, operating allowances and write-downs	(9,628)	(4,557)		(12,818)
Impairment losses	(58,919)	(323)		(59,248)
(Loss) gain on disposal of non-current assets	23,402	(818)		446
Other (loss) gain		(2,625)		(2,514)
Operating profit (loss)	(55,632)	(61,927)		(155,537)
Finance income	32,556	191,261		6,639
Finance costs	(51,004)	(48,486)		(13,629)
Financial derivative gain (loss)	2,838	(6,850)
Exchange differences	(4,665)	3,730		(3,290)
Profit (loss) before tax	(75,907)	77,728		(165,817)
Income tax (expense) benefit	(10,554)	9,692		40,160
Profit (loss) for the year	(86,461)	87,420		(125,657)
Loss (profit) attributable to non-controlling interests	14,277	951		11,827
Profit (loss) attributable to the Parent	$ (72,184)	$ 88,371		$ (113,830)

[1]	The amounts for 2016 have been re-presented to show the results of the Spanish energy business within profit (loss) from continuing operations, as described in Note 1 to the consolidated financial statements.